Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.
Property, Plant and Equipment

Property, plant and equipment consists of the following:

(in thousands)	March 31, 2023	June 30, 2022
Buildings and improvements	$146,581	$141,324
Land	26,079	36,215
Machinery and equipment	80,894	76,916
Cooperage	9,644	13,015
Vineyards	16,034	21,177
Furniture and fixtures	1,767	1,754
	280,999	290,401
Less accumulated depreciation and amortization	(76,893)	(71,697)
	204,106	218,704
Construction in progress	15,574	17,396
	$219,680	$236,100

Depreciation and amortization expense related to property and equipment was $4.1 million and $6.0 million for the three months ended March 31, 2023 and 2022, respectively, and $11.4 million and $14.1 million for the nine months ended March 31, 2023 and 2022, respectively.

5.
Property, Plant and Equipment

Property, plant and equipment consists of the following:

(in thousands)	June 30, 2022	June 30, 2021
Buildings and improvements	$141,324	$129,288
Land	36,215	33,734
Machinery and equipment	76,916	58,227
Cooperage	13,015	10,551
Vineyards	21,177	21,364
Furniture and fixtures	1,754	1,343
	290,401	254,507
Less accumulated depreciation and amortization	(71,697)	(52,791)
	218,704	201,716
Construction in progress	17,396	11,957
	$236,100	$213,673

Depreciation and amortization expense related to property and equipment was approximately $19.0 million and $11.3 million for the years ended June 30, 2022 and 2021 respectively.

During the year ended June 30, 2020, we sold a vineyard for $35.2 million. As part of the transaction, we disposed of long-lived assets, including land, vineyards, and winery equipment, with a net book value of $20.7 million. Simultaneously, with the close of the transaction, we entered into a lease with the purchaser for 10 years, with options to extend the lease for two additional periods of ten years each. The sale of the land, vineyards, and winery equipment, and immediate leaseback of the facility qualified for sale-leaseback accounting. The lease was evaluated and classified as an operating lease. The gain on disposal of assets of $14.4 million was deferred and is being recognized over the 10-year lease as a reduction of rent expense over the life of the lease. We recognized $1.3 million and $1.3 million on property, plant, and equipment for the years ended June 30, 2022 and 2021, respectively, as a component of gain (loss) within income from operations.